15Ga-1 Representations and Warranties Table (FN1)

Asset Class: RMBS

Name of Issuing Entity	Check if registered	Name of Originator (FN2)	Total Assets in ABS by Originator at time of securitization			Assets that Were Subject of Demand (FN3)			Assets that Were Repurchased or Replaced (FN4)			Assets Pending Repurchase or Replacement (within cure period) (FN5)			Demand in Dispute (FN6)			Demand Withdrawn (FN7)			Demand Rejected (FN8)
			#	$	% of prin. balance	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Morgan Stanley Mortgage Loan Trust 2004-4 (0001302021)	X	Morgan Stanley Mortgage Capital Holdings LLC	865	275,634,963	51.49%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Washington Mutual Bank	130	62,288,397	11.64%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		American Home Mortgage Corp.	198	36,732,231	6.86%	2	123,091	0.09%	-	-	-	-	-	-	2	123,091	0.09%	-	-	-	-	-	-
		National City Mortgage Co.	259	35,332,785	6.60%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		GreenPoint Mortgage Funding, Inc.	149	34,087,232	6.37%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Bank One Corporation	53	24,329,015	4.54%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Everbank	45	21,801,306	4.07%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		US Bank, N.A.	68	18,162,065	3.39%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Morgan Stanley Dean Witter Credit Corp.	71	15,435,452	2.88%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		NetBank	31	8,595,842	1.61%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Cendant Mortgage Corp	22	2,864,729	0.54%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Citicorp Trust Bank	1	64,607	0.01%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Total	1,892	535,328,623	100.00%	2	123,091	0.09%	-	-	-	-	-	-	2	123,091	0.09%	-	-	-	-	-	-

Morgan Stanley Mortgage Loan Trust 2004-11AR (0001312888)	X	Morgan Stanley Mortgage Capital Inc.	3,318	945,159,599	81.04%	3	1,035,504	0.52%	-	-	-	-	-	-	-	-	-	-	-	-	3	1,035,504	0.52%
		GreenPoint Mortgage Funding, Inc.	477	163,995,074	14.06%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Cendant Mortgage Corp	173	26,187,581	2.25%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Wachovia Mortgage Corporation	34	10,578,564	0.91%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		National City Mortgage Co.	27	8,789,356	0.75%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Morgan Stanley Dean Witter Credit Corp.	20	6,360,593	0.55%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Quicken Loans, Inc.	13	3,079,886	0.26%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Bank of America, NA	4	2,182,967	0.19%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Total	4,066	1,166,333,621	100.00%	3	1,035,504	0.52%	-	-	-	-	-	-	-	-	-	-	-	-	3	1,035,504	0.52%

Morgan Stanley Home Equity Loan Trust 2005-4 (0001345278)	X	First NLC Financial Services, LLC	2,316	429,615,882	44.54%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		AIG Federal Savings Bank	2,114	342,576,589	35.52%	1	292,690	0.19%	-	-	-	-	-	-	-	-	-	-	-	-	1	292,690	0.19%
		Meritage Mortgage Corporation	1,231	184,527,925	19.13%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Acoustic Home Loans, LLC	35	6,148,519	0.64%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		MILA, Inc.	15	1,670,117	0.17%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Total	5,711	964,539,032	100.00%	1	292,690	0.19%	-	-	-	-	-	-	-	-	-	-	-	-	1	292,690	0.19%

Morgan Stanley Home Equity Loan Trust 2006-1 (0001348888)	X	Decision One Mortgage Company, LLC	2,425	312,543,644	25.47%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		First NLC Financial Services, LLC	1,602	291,891,069	23.79%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		AIG Federal Savings Bank	1,248	211,209,509	17.22%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Countrywide Home Loans, Inc.	1,076	191,336,348	15.60%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Accredited Home Lenders, Inc.	622	125,496,273	10.23%	1	429,759	0.17%	-	-	-	-	-	-	1	429,759	0.17%	-	-	-	-	-	-
		Meritage Mortgage Corporation	616	94,400,829	7.69%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Total	7,589	1,226,877,672	100.00%	1	429,759	0.17%	-	-	-	-	-	-	1	429,759	0.17%	-	-	-	-	-	-

Morgan Stanley Mortgage Loan Trust 2006-4SL (0001357083)	X	Morgan Stanley Mortgage Capital, Inc	4,062	231,925,806	76.42%	1,838	102,667,892	337.85%	-	-	-	-	-	-	1,837	102,605,008	337.64%	-	-	-	1	62,883	0.21%
		American Home Mortgage Corp.	782	49,724,595	16.38%	388	22,796,501	75.02%	-	-	-	-	-	-	388	22,796,501	75.02%	-	-	-	-	-	-
		Aegis Mortgage Corporation	551	21,810,365	7.19%	314	11,839,815	38.96%	-	-	-	-	-	-	314	11,839,815	38.96%	-	-	-	-	-	-
		Total	5,395	303,460,767	99.99%	2,540	137,304,208	451.83%	-	-	-	-	-	-	2,539	137,241,324	451.62%	-	-	-	1	62,883	0.21%

Morgan Stanley ABS Capital I Trust 2006-HE2 (0001356188)	X	WMC Mortgage Corp.	8,347	1,647,281,696	72.67%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Decision One Mortgage Company, LLC	4,225	619,567,928	27.33%	1	246,141	0.05%	-	-	-	-	-	-	-	-	-	-	-	-	1	246,141	0.05%
		Total	12,572	2,266,849,624	100.00%	1	246,141	0.05%	-	-	-	-	-	-	-	-	-	-	-	-	1	246,141	0.05%

Morgan Stanley Mortgage Loan Trust 2006-6AR (0001359928)	X	Morgan Stanley Mortgage Capital Inc.	2,621	828,348,116	79.85%	3	990,716	0.31%	-	-	-	-	-	-	-	-	-	-	-	-	3	990,716	0.31%
		American Home Mortgage Corp.	234	90,859,113	8.76%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Mortgage IT, Inc.	120	45,051,788	4.34%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Morgan Stanley Credit Corporation	50	30,898,385	2.98%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Wachovia Mortgage Corporation	44	18,595,798	1.79%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		First National Bank of Nevada	59	13,860,343	1.34%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Ohio Savings Bank	17	3,917,121	0.38%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Everbank	13	3,284,661	0.32%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Franklin Bank Corporation	4	817,485	0.08%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		NetBank	2	759,896	0.07%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		MILA, Inc.	2	625,960	0.06%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Quicken Loans, Inc.	1	379,747	0.04%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Total	3,167	1,037,398,414	100.00%	3	990,716	0.31%	-	-	-	-	-	-	-	-	-	-	-	-	3	990,716	0.31%

Morgan Stanley ABS Capital I Trust 2006-HE3 (0001361992)	X	NC Capital Corporation	4,633	856,440,698	41.00%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		WMC Mortgage Corp.	4,119	835,809,451	40.01%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Decision One Mortgage Company, LLC	2,435	396,684,793	18.99%	332	59,576,625	12.35%	-	-	-	-	-	-	332	59,576,625	12.35%	-	-	-	-	-	-
		Total	11,187	2,088,934,942	100.00%	332	59,576,625	12.35%	-	-	-	-	-	-	332	59,576,625	12.35%	-	-	-	-	-	-

Morgan Stanley Home Equity Loan Trust 2006-3 (0001360918)	X	AIG Federal Savings Bank	1,716	326,873,326	29.15%	1	220,524	0.09%	-	-	-	-	-	-	-	-	-	-	-	-	1	220,524	0.09%
		Meritage Mortgage Corporation	1,465	240,968,971	21.49%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Aegis Mortgage Corporation	1,553	219,559,318	19.58%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		ResMAE Mortgage Corporation	658	123,384,143	11.00%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Accredited Home Lenders, Inc.	493	103,913,545	9.27%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Lime Financial Services, Ltd.	330	55,509,562	4.95%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		First NLC Financial Services, LLC	263	46,369,773	4.14%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		NC Capital Corporation	42	4,655,117	0.42%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Total	6,520	1,121,233,755	100.00%	1	220,524	0.09%	-	-	-	-	-	-	-	-	-	-	-	-	1	220,524	0.09%

Morgan Stanley ABS Capital I Trust 2006-WMC2 (0001363693)	X	WMC Mortgage Corp.	12,898	2,602,987,083	100.00%	1	104,846	0.02%	-	-	-	-	-	-	-	-	-	-	-	-	1	104,846	0.02%
		Total	12,898	2,602,987,083	100.00%	1	104,846	0.02%	-	-	-	-	-	-	-	-	-	-	-	-	1	104,846	0.02%

Morgan Stanley IXIS Real Estate Capital Trust 2006-1 (0001365336)	X	First NLC Financial Services, LLC	1,931	348,537,709	27.12%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Meritage Mortgage Corporation	1,351	227,192,235	17.68%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Accredited Home Lenders, Inc.	990	195,186,418	15.19%	1	476,449	0.16%	-	-	-	-	-	-	1	476,449	0.16%	-	-	-	-	-	-
		Wilmington Finance Inc.	918	160,814,388	12.51%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Master Financial, Inc.	418	117,237,055	9.12%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Quick Loan Funding Inc.	148	39,473,513	3.07%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Lenders Direct Capital Corp	180	38,210,095	2.97%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		NC Capital Corporation	209	34,406,391	2.68%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Funding America, LLC	166	25,247,259	1.96%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		First Bank Mortgage, Inc.	134	23,133,775	1.80%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Encore Credit Corp.	83	20,634,286	1.61%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Chapel Mortgage Corp.	72	17,909,028	1.39%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Rose Mortgage, Inc.	70	15,632,172	1.22%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Lime Financial Services, Ltd.	44	8,872,986	0.69%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		FlexPoint Funding Corporation	30	6,493,195	0.51%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Mandalay Mortgage, LLC	6	1,710,084	0.13%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Fremont Investment & Loan	10	1,446,571	0.11%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Decision One Mortgage Company, LLC	11	1,375,842	0.11%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		First Horizon Home Loan Corp.	8	978,098	0.08%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Countrywide Home Loans, Inc.	2	336,200	0.03%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		WMC Mortgage Corp.	3	203,407	0.02%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Aegis Mortgage Corporation	2	114,699	0.01%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Total	6,786	1,285,145,406	100.00%	1	476,449	0.16%	-	-	-	-	-	-	1	476,449	0.16%	-	-	-	-	-	-

Morgan Stanley Mortgage Loan Trust 2006-10SL (0001368906)	X	Morgan Stanley Mortgage Capital Inc.	4,295	270,660,228	90.66%	200	16,009,664	33.39%	-	-	-	-	-	-	200	16,009,664	33.39%	-	-	-	-	-	-
		Aames Capital Corporation	333	17,486,955	5.86%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		First National Bank of Nevada	111	7,025,091	2.35%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Decision One Mortgage Company, LLC	80	2,898,016	0.97%	2	138,406	0.29%	-	-	-	-	-	-	2	138,406	0.29%	-	-	-	-	-	-
		Aegis Mortgage Corporation	8	369,680	0.12%	1	55,507	0.12%	-	-	-	-	-	-	1	55,507	0.12%	-	-	-	-	-	-
		Other	3	103,167	0.03%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Total	4,830	298,543,137	100.00%	203	16,203,576	33.80%	-	-	-	-	-	-	203	16,203,576	33.80%	-	-	-	-	-	-

Morgan Stanley Mortgage Loan Trust 2006-13ARX (0001375284)	X	Morgan Stanley Mortgage Capital Inc.	1,635	525,682,208	86.33%	1	225,107	0.14%	-	-	-	-	-	-	-	-	-	-	-	-	1	225,107	0.14%
		Wachovia Mortgage Corporation	148	57,338,538	9.42%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Aegis Mortgage Corporation	46	9,861,602	1.62%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		First National Bank of Nevada	17	8,034,105	1.32%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		The Hemisphere National Bank	9	4,347,727	0.71%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		American Home Mortgage Corp.	12	2,162,742	0.36%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Mortgage IT, Inc.	6	1,491,287	0.24%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Total	1,873	608,918,208	100.00%	1	225,107	0.14%	-	-	-	-	-	-	-	-	-	-	-	-	1	225,107	0.14%

Morgan Stanley Mortgage Loan Trust 2006-14SL (0001378354)	X	Morgan Stanley Mortgage Capital, Inc.	5,459	319,989,811	90.40%	508	38,787,514	64.08%	-	-	-	-	-	-	508	38,787,514	64.08%	-	-	-	-	-	-
		Aegis Mortgage Corporation	384	22,679,860	6.41%	34	2,321,163	3.83%	-	-	-	-	-	-	34	2,321,163	3.83%	-	-	-	-	-	-
		Decision One Mortgage Company, LLC	194	5,817,286	1.64%	15	484,169	0.80%	-	-	-	-	-	-	15	484,169	0.80%	-	-	-	-	-	-
		Aames Capital Corporation	89	4,804,266	1.36%	6	373,827	0.62%	-	-	-	-	-	-	6	373,827	0.62%	-	-	-	-	-	-
		Home 123 Mortgage	6	467,880	0.13%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Market Street Mortgage Corporation	5	227,599	0.06%	1	86,226	0.14%	-	-	-	-	-	-	1	86,226	0.14%	-	-	-	-	-	-
		Total	6,137	353,986,702	100.00%	564	42,052,900	69.47%	-	-	-	-	-	-	564	42,052,900	69.47%	-	-	-	-	-	-

Morgan Stanley IXIS Real Estate Capital Trust 2006-2 (0001380001)	X	First NLC Financial Services, LLC	2,183	376,910,144	27.20%	1	177,661	0.04%	-	-	-	-	-	-	-	-	-	-	-	-	1	177,661	0.04%
		Accredited Home Lenders, Inc.	1,564	312,165,674	22.53%	1	164,248	0.04%	-	-	-	-	-	-	-	-	-	-	-	-	1	164,248	0.04%
		Master Financial, Inc.	1,187	305,305,688	22.03%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Wilmington Finance Inc.	1,148	254,094,803	18.34%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Encore Credit Corp.	148	34,885,134	2.52%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		NC Capital Corporation	141	34,852,040	2.51%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Lenders Direct Capital Corp	76	16,359,227	1.18%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Rose Mortgage, Inc.	73	15,765,193	1.14%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Funding America, LLC	67	10,919,350	0.79%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		First Horizon Home Loan Corp.	53	7,379,370	0.53%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Mandalay Mortgage, LLC	17	3,762,386	0.27%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Lime Financial Services, Ltd.	17	3,390,226	0.24%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Maxim Mortgage Corp.	23	3,263,735	0.24%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		First Bank Mortgage, Inc.	23	2,754,292	0.20%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Quick Loan Funding Inc.	8	1,843,538	0.13%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		FlexPoint Funding Corporation	4	1,050,872	0.08%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Meritage Mortgage Corporation	3	499,937	0.04%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Aames Capital Corporation	2	472,241	0.03%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		ResMAE Mortgage Corporation	1	105,404	0.01%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Countrywide Home Loans, Inc.	2	40,924	0.00%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Total	6,740	1,385,820,181	100.00%	2	341,909	0.08%	-	-	-	-	-	-	-	-	-	-	-	-	2	341,909	0.08%

Morgan Stanley ABS Capital I Trust 2007-HE1 (0001385840)	X	NC Capital Corporation	4,946	926,878,873	71.09%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Decision One Mortgage Company, LLC	2,078	376,930,272	28.91%	2	226,745	0.04%	-	-	-	-	-	-	2	226,745	0.04%	-	-	-	-	-	-
		Total	7,024	1,303,809,144	100.00%	2	226,745	0.04%	-	-	-	-	-	-	2	226,745	0.04%	-	-	-	-	-	-

Morgan Stanley ABS Capital I Trust 2007-HE3 (0001390482)	X	Fremont Investment & Loan	3,653	706,017,441	76.46%	2	218,370	0.06%	-	-	-	-	-	-	2	218,370	0.06%	-	-	-	-	-	-
		NC Capital Corporation	1,408	217,345,973	23.54%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Total	5,061	923,363,413	100.00%	2	218,370	0.06%	-	-	-	-	-	-	2	218,370	0.06%	-	-	-	-	-	-

Morgan Stanley Mortgage Loan Trust 2007-4SL (0001389827)	X	Morgan Stanley Mortgage Capital, Inc	5,106	302,029,371	99.52%	553	40,528,484	61.05%	4	328,315	0.49%	-	-	-	543	39,831,400	60.00%	-	-	-	6	368,769	0.56%
		American Home Mortgage Corp.	10	1,087,691	0.36%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Decision One Mortgage Company, LLC	12	373,329	0.12%	1	33,649	0.05%	-	-	-	-	-	-	1	33,649	0.05%	-	-	-	-	-	-
		Total	5,128	303,490,391	100.00%	554	40,562,133	61.10%	4	328,315	0.49%	-	-	-	544	39,865,049	60.05%	-	-	-	6	368,769	0.56%

Morgan Stanley ABS Capital I Trust 2007-HE6 (0001399798)	X	WMC Mortgage Corp	3,399	665,555,880	54.09%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Decision One Mortgage Company, LLC	2,776	564,944,085	45.91%	1	162,036	0.03%	-	-	-	-	-	-	1	162,036	0.03%	-	-	-	-	-	-
		Total	6,175	1,230,499,966	100.00%	1	162,036	0.03%	-	-	-	-	-	-	1	162,036	0.03%	-	-	-	-	-	-

Morgan Stanley ABS Capital I Trust 2007-NC4 (0001402375)	X	New Century Mortgage Corporation	5,340	1,050,780,918	100.00%	92	29,324,287	7.25%	1	113,783	0.03%	-	-	-	91	29,210,504	7.22%	-	-	-	-	-	-
		Total	5,340	1,050,780,918	100.00%	92	29,324,287	7.25%	1	113,783	0.03%	-	-	-	91	29,210,504	7.22%	-	-	-	-	-	-

Morgan Stanley Mortgage Loan Trust 2007-14AR (0001412590)	X	Morgan Stanley Mortgage Capital Holdings LLC	671	349,432,521	38.24%	1	561,000	0.13%	-	-	-	-	-	-	1	561,000	0.13%	-	-	-	-	-	-
		Morgan Stanley Credit Corporation	325	250,782,868	27.45%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		American Home Mortgage Corp.	236	154,025,972	16.86%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		National City Mortgage Co.	106	84,083,858	9.20%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Fifth Third Mortgage Company	19	14,900,553	1.63%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		First National Bank of Nevada	31	11,402,698	1.25%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Wachovia Mortgage Corporation	33	10,722,609	1.17%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		IndyMac Bank, F.S.B.	47	10,538,345	1.15%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		US Bank, N.A.	16	8,016,910	0.88%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		GreenPoint Mortgage Funding, Inc.	10	6,121,665	0.67%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Wells Fargo Bank N.A.	16	5,683,478	0.62%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		New Century Mortgage Corporation	13	3,965,702	0.43%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Quicken Loans, Inc.	5	2,059,632	0.23%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Wilmington Finance, Inc	6	1,311,181	0.14%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		NetBank	1	362,000	0.04%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Lydian Private Bank	1	304,000	0.03%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Total	1,536	913,713,990	100.00%	1	561,000	0.13%	-	-	-	-	-	-	1	561,000	0.13%	-	-	-	-	-	-

Morgan Stanley Mortgage Loan Trust 2007-15AR (0001418807)	X	Morgan Stanley Mortgage Capital Holdings LLC	834	335,826,600	47.39%	3	1,108,200	0.28%	-	-	-	-	-	-	2	723,650	0.18%	-	-	-	1	384,550	0.10%
		American Home Mortgage Corp.	348	145,029,100	20.46%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Quicken Loans, Inc.	283	81,609,010	11.52%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		National City Mortgage Co.	92	44,395,290	6.26%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Flagstar Bank, FSB	103	39,988,900	5.64%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Indymac Bank FSB	65	19,445,340	2.74%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Fifth Third Mortgage Company	25	12,799,860	1.81%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Morgan Stanley Credit Corporation	11	9,691,550	1.37%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		First National Bank of Nevada	16	5,019,981	0.71%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Wachovia Mortgage Corporation	13	4,985,558	0.70%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		GreenPoint Mortgage Funding, Inc.	8	3,704,190	0.52%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		US Bank, N.A.	10	2,432,066	0.34%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		New Century Mortgage Corporation	5	1,918,203	0.27%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		NetBank	3	1,186,551	0.17%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Lydian Private Bank	1	348,000	0.05%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Wells Fargo Bank, NA	1	301,304	0.04%	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
		Total	1,818	708,681,503	100.00%	3	1,108,200	0.28%	-	-	-	-	-	-	2	723,650	0.18%	-	-	-	1	384,550	0.10%

Aggregate Total			129,445	23,680,696,491		4,311	331,786,814		5	442,098		-	-		4,285	327,071,077		-	-		21	4,273,638

Asset Class: CMBS

Name of Issuing Entity	Check if Registered	Name of Originator (FN2)	Total Assets in ABS by Originator at time of securitization			Assets that Were Subject of Demand (FN3)			Assets that Were Repurchased or Replaced (FN4)			Assets Pending Repurchase or Replacement (within cure period) (FN5)			Demand in Dispute (FN6)			Demand Withdrawn (FN7)			Demand Rejected (FN8)
			#	$	% of prin. balance	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)	#	$ (FN9)	% of prin. balance (FN10)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 (0001133471)	X	Wells Fargo Bank, N.A.	56	266,479,302	23.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Principal Commercial Funding, LLC	45	254,755,877	22.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Morgan Stanley Dean Witter Mortgage Capital Inc.	15	221,328,651	19.1%	1	5,875,795	8.17%	0	-	0.00%	0	-	0.00%	1	5,875,795	8.17%	0	-	0.00%	0	-	0.00%
		John Hancock Real Estate Finance, Inc.	26	217,006,668	18.8%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Bear Stearns Funding, Inc.	19	196,855,672	17.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Total	161	1,156,426,170		1	5,875,795	8.17%	0	-	0.00%	0	-	0.00%	1	5,875,795	8.17%	0	-	0.00%	0	-	0.00%

Morgan Stanley Dean Witter Capital I Series 2001-TOP3 (0001157811)	X	Wells Fargo Bank, N.A.	69	367,697,612	35.8%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Principal Commercial Funding, LLC	44	277,309,712	27.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Bear Stearns Funding, Inc.	14	140,271,049	13.6%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Morgan Stanley Dean Witter Mortgage Capital Inc.	12	137,669,818	13.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		John Hancock Real Estate Finance, Inc.	17	105,164,070	10.2%	1	13,032,249	8.68%	0	-	0.00%	0	-	0.00%	1	13,032,249	8.68%	0	-	0.00%	0	-	0.00%
		Total	156	1,028,112,260		1	13,032,249	8.68%	0	-	0.00%	0	-	0.00%	1	13,032,249	8.68%	0	-	0.00%	0	-	0.00%

Morgan Stanley Capital I Series 2006-IQ11 (0001362475)	X	Morgan Stanley Mortgage Capital Inc.	67	772,319,208	47.8%	1	12,106,145	0.94%	0	-	0.00%	0	-	0.00%	1	12,106,145	0.94%	0	-	0.00%	0	-	0.00%
		NCB, FSB	76	186,437,861	11.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		IXIS Real Estate Capital Inc.	29	394,907,946	24.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Massachusetts Mutual Life Insurance Company	23	106,224,406	6.6%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		SunTrust Bank	13	84,420,011	5.2%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Union Central Mortgage Funding, Inc.	23	48,313,591	3.0%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		National Consumer Cooperative Bank	1	23,491,609	1.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Total	232	1,616,114,631		1	12,106,145	0.94%	0	-	0.00%	0	-	0.00%	1	12,106,145	0.94%	0	-	0.00%	0	-	0.00%

Morgan Stanley Capital I Series 2007-IQ14 (0001398854)	X	LaSalle Bank National Association	198	1,694,631,724	34.5%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Morgan Stanley Mortgage Capital Inc.	34	1,345,579,291	27.4%	1	81,000,000	1.89%	0	-	0.00%	0	-	0.00%	1	81,000,000	1.89%	0	-	0.00%	0	-	0.00%
		National City Bank	3	15,891,386	0.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Principal Commercial Funding II, LLC	42	719,946,862	14.7%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Prudential Mortgage Capital Funding, LLC	33	361,597,850	7.4%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Royal Bank of Canada	27	458,174,265	9.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Wells Fargo Bank, National Association	86	309,047,710	6.3%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
		Total	423	4,904,869,086		1	81,000,000	1.89%	0	-	0.00%	0	-	0.00%	1	81,000,000	1.89%	0	-	0.00%	0	-	0.00%

Aggregate Total			972	8,705,522,147		4	112,014,189		0	-		0	-		4	112,014,189		0	-		0	-

FOOTNOTES

FN1: We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

FN2: We identified the "originator" on the same basis that we would identify the originator for purposes of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) for registered transactions.

FN3: Reflects aggregate numbers for all demand activity shown in this table.

FN4: Includes loans for which the repurchase price or replacement asset was received during the reporting period.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN5: Includes loans for which the securitizer is aware that the responsible party has agreed to repurchase or replace the loan but has not yet repurchased or replaced such loans.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN6: Includes demands received during and prior to the reporting period covered by this Form ABS-15Ga-1 unless the loan falls into one of the other categories reflected on this chart or the demand was received prior to this reporting period and was finally resolved prior to this reporting period.  If the securitizer is not the party responsible for repurchasing a loan subject to a demand, the loan is reflected in this column until the securitizer has been informed by the related trustee that the loan has been repurchased or replaced.

FN7: Includes loans for which the buyback demand was withdrawn by the party submitting the demand during the reporting period covered by this Form ABS-15Ga-1.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN8: Includes loans (i) for which a demand was received, a rebuttal was made and there was no response within 90 days of the rebuttal and (ii) for which the related obligor has repaid the loan in full, in each case during the reporting period covered by this Form ABS-15Ga-1.  The demand related to loans reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

FN9: Principal balance was determined as of the earlier of (i) the principal balance reported in the March 2012 distribution date report and (ii) the principal balance on the distribution date immediately preceding the period for which the distribution date report reflected that the loan was removed from the pool.  Liquidated loans reflect amounts received as borrower payments, insurance proceeds and all other liquidation proceeds.

FN10: % of principal balance was calculated by using the principal balance as described in footnote 9 divided by the aggregate principal balance of the pool assets reported in the March 2012 distribution date report.  Because the aggregate principal balance of the remaining pool assets may be less than the principal balance of the repurchase demands calculated as described in footnote 9, the percentage shown in this column may exceed 100%.